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New York, NY 10022-6069

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VIA EDGAR

January 22, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Victory Portfolios II — Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Victory Portfolios II (the “Registrant”), is today filing via EDGAR a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of certain exchange-traded funds (“ETFs”), each series of USAA ETF Trust (each, a “USAA Fund”) into the corresponding series identified below of the Registrant (each, a “Victory Fund”):

USAA Fund	Victory Fund
USAA MSCI USA Value Momentum Blend Index ETF	VictoryShares USAA MSCI USA Value Momentum ETF
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
USAA MSCI International Value Momentum Blend Index ETF	VictoryShares USAA MSCI International Value Momentum ETF
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
USAA Core Short-Term Bond ETF	VictoryShares USAA Core Short-Term Bond ETF
USAA Core Intermediate-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF

The Registrant has undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of each reorganization.  The Registrant does not intend to file pro forma financial statements of the combined entities.

After each reorganization, Victory Capital Management Inc. (“Victory Capital”) intends to employ the USAA Funds’ current investment management team (with the addition of a new portfolio manager currently employed by Victory Capital) to manage the Victory Funds in accordance with substantially identical investment objectives and principal investment strategies, and subject to the substantially identical principal risks as each USAA Fund.  Accordingly, the disclosures relating to the investment strategies and risks of the Victory Funds is substantially identical to those contained in the

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Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

currently effective registration statement of the USAA Funds, which was filed as Post-Effective Amendment No. 2 on December 21, 2018 (Accession No.: 0001683863-18-000547).

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant is filing this Registration Statement in accordance with Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP